Significant Accounting Policies, Net Trade Accounts Receivable Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Disaggregation by Revenue Source [Abstract]
Accounts receivable trade, net	$ 3,518	$ 3,626
Spot Charter [Member]
Disaggregation by Revenue Source [Abstract]
Accounts receivable trade, net	2,235	1,855
Time Charter [Member]
Disaggregation by Revenue Source [Abstract]
Accounts receivable trade, net	$ 1,283	$ 1,771